Note 13 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.	Derivative Financial Instruments

Interest rate swaps

Effective  August 8, 2017, Euroseas Ltd. entered into a five year interest rate swap with HSBC Bank Plc. (“HSBC”) for a notional amount of $5.0 million, in order to manage interest costs and the risk associated with changing interest rates of the loans associated with M/V “Eirini P.”, M/V “Tasos” and M/V “Pantelis”, which therefore was allocated to the Company. Under the terms of the swap, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid an adjustable rate averaging 1.93% (more specifically, the Company paid the fixed rate of 1.40% until  August 8, 2018, then 1.75% until  August 8, 2019, then 1.85% until  August 8, 2020 and then 2.32% until  August 8, 2022) based on the notional amount. The swap agreement was novated to the Company on  May 30, 2018.

On July 24, 2018, the Company entered into an interest rate swap with HSBC for a notional amount of $5.0 million, with inception date on July 24, 2018 and maturity date on July 24, 2023. Under this contract, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 2.93% based on the notional amount.

On April 9, 2020, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on April 15, 2020 and maturity date on April 15, 2025. Under this contract, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 0.737% based on the notional amount.

On October 12, 2021, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on October 14, 2021 and maturity date on October 14, 2025. Under this contract, HSBC made a quarterly payment to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 1.032% based on the notional amount.

In March 2023, the Company decided to liquidate its position into the three aforementioned SWAP agreements realizing a gain of $1.6 million.

On June 17, 2022, the Company entered into an interest rate swap with NBG for a notional amount of $10.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under this contract, NBG makes a quarterly payment to the Company equal to the 3-month SOFR while the Company pays a fixed rate of 3.189% based on the notional amount.

The interest rate swaps did not qualify for hedge accounting as of December 31, 2022 and 2023.

Freight Forward Agreements (“FFA”)

In the first quarter of 2021 the Company entered into four FFA contracts on the Baltic Panamax Index (“BPI”) (a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $10,650, a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $11,050, a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $12,500 and a contract for the last three quarters of 2021, totaling 270 days at an average rate of $12,550). In the fourth quarter of 2021 the Company entered into an additional FFA contract on the BPI for the first three calendar months of 2022, totaling 90 days at an average rate of $31,350, which was closed in December 2021.

In the second quarter of 2022 the Company entered into an FFA contract on the BPI (a contract for July, August and September of 2022, totaling 90 days at an average TCE rate of $28,175). In the fourth quarter of 2022 the Company entered into an FFA contract on the BPI for the first three calendar months of 2023, totaling 90 days at an average rate of $12,000.

In the first quarter of 2023 the Company entered into four FFA contracts on the BPI (a contract for April, May and June of 2023, totaling 90 days at an average TCE rate of $16,500, a contract for April, May and June of 2023, totaling 90 days at an average TCE rate of $17,750, a contract for July, August and September of 2023, totaling 90 days at an average TCE rate of $16,250 and a contract for July, August and September of 2023, totaling 90 days at an average TCE rate of $17,500). In the fourth quarter of 2023 the Company entered into three additional contracts on the BPI (a contract for the first three calendar months of 2024, totaling 90 days at an average TCE rate of $10,100, a contract for the first three calendar months of 2024, totaling 90 days at an average TCE rate of $10,000 and a contract for the first three calendar months of 2024, totaling 90 days at an average TCE rate of $10,675).

The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month multiplied by the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate multiplied by the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 14).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2022	December 31, 2023
Interest rate swap contracts	Current assets - Derivatives	1,396,568	196,627
FFA contract	Current assets - Derivatives	40,830	-
Interest rate swap contracts	Long-term assets – Derivatives	705,970	-
Total derivative assets		2,143,368	196,627
FFA contracts	Current liabilities – Derivatives	-	1,287,720
Interest rate swap contracts	Long-term liabilities – Derivatives	-	17,769
Total derivative liabilities		-	1,305,489

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
Interest rate swap contracts– Unrealized gain / (loss)	(Loss) / gain on derivatives, net	636,705	2,181,855	(1,923,681)
Interest rate swap contracts - Realized (loss) / gain	(Loss) / gain on derivatives, net	(301,905)	(137,915)	1,941,446
FFA contracts – Unrealized gain / (loss)	(Loss) / gain on derivatives, net	134,010	40,830	(1,328,550)
FFA contracts– Realized (loss) / gain	(Loss) / gain on derivatives, net	(4,234,429)	1,104,840	2,529,160
Total (loss) / gain on derivatives, net		(3,765,619)	3,189,610	1,218,375

The Company’s FFA contracts discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2022 and 2023 amounted to $283,800 and $928,658, respectively, and are included within “Restricted cash” under "Current assets" in the consolidated balance sheets.